Share-Based Payments (Details) - Schedule of Options are Fair Valued Using Monte Carlo Simulation - Fair Value Model [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments (Details) - Schedule of Options are Fair Valued Using Monte Carlo Simulation [Line Items]
Expected weighted average volatility (%)	130.00%	80.00%
Probability of no default	92.00%	92.00%
Risk-free interest rate	4.38%	4.74%